AST BOND PORTFOLIO 2037
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investment — 93.3%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	417,755	$4,683,031
(cost $4,677,248)

Short-Term Investment — 1.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $58,078)	58,078	58,078

TOTAL INVESTMENTS—94.5% (cost $4,735,326)(wa)		4,741,109

Other assets in excess of liabilities(z) — 5.5%		278,360

Net Assets — 100.0%		$5,019,469

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
46	10 Year U.S. Ultra Treasury Notes	Jun. 2026	$5,221,719	$(105,607)
17	20 Year U.S. Treasury Bonds	Jun. 2026	1,935,875	(58,180)
				(163,787)
Short Positions:
6	2 Year U.S. Treasury Notes	Jun. 2026	1,244,672	8,887
19	5 Year U.S. Treasury Notes	Jun. 2026	2,055,414	28,657
19	10 Year U.S. Treasury Notes	Jun. 2026	2,109,891	41,850
6	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	699,375	18,656
				98,050
				$(65,737)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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